Schedule of Investments(a)
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Aerospace & Defense-13.66%
ATI, Inc.(b)	26,404	$4,949,166
Carpenter Technology Corp.	9,443	4,907,149
		9,856,315
Aluminum-6.04%
Alcoa Corp.	27,828	1,259,495
Century Aluminum Co.(b)	30,454	1,363,426
Kaiser Aluminum Corp.	10,836	1,730,292
		4,353,213
Commodity Chemicals-8.14%
Cabot Corp.(c)	12,963	1,141,003
Dow, Inc.	42,854	1,298,048
Hawkins, Inc.(c)	9,703	1,242,275
LyondellBasell Industries N.V., Class A	21,995	1,365,449
PureCycle Technologies, Inc.(b)(c)	130,013	828,183
		5,874,958
Copper-3.10%
Freeport-McMoRan, Inc.	35,655	2,233,073
Diversified Chemicals-2.45%
Chemours Co. (The)(c)	54,617	907,189
LSB Industries, Inc.(b)(c)	79,123	860,858
		1,768,047
Diversified Metals & Mining-6.84%
Compass Minerals International, Inc.(b)	48,090	1,410,961
Materion Corp.	7,918	1,669,431
MP Materials Corp.(b)(c)	22,179	917,545
USA Rare Earth, Inc.(b)(c)	62,794	938,770
		4,936,707
Fertilizers & Agricultural Chemicals-6.67%
CF Industries Holdings, Inc.	18,623	2,331,413
Corteva, Inc.	31,549	2,483,222
		4,814,635
Forest Products-1.67%
Louisiana-Pacific Corp.(c)	16,630	1,204,511
Gold-4.65%
Newmont Corp.	20,232	1,895,941
Royal Gold, Inc.	7,336	1,455,095
		3,351,036
Industrial Gases-5.53%
Air Products and Chemicals, Inc.	7,775	2,292,770
Linde PLC	3,553	1,699,684
		3,992,454
Silver-2.62%
Hecla Mining Co.	133,590	1,886,291
	Shares	Value
Specialty Chemicals-23.22%
Albemarle Corp.	11,929	$1,403,328
ASP Isotopes, Inc.(b)(c)	135,112	540,448
DuPont de Nemours, Inc.	15,818	2,167,066
Ecolab, Inc.	5,269	1,462,832
Ecovyst, Inc.(b)(c)	89,895	1,084,134
Element Solutions, Inc.	44,660	1,640,362
Ingevity Corp.(b)	17,097	1,249,962
NewMarket Corp.	2,331	1,981,723
Perimeter Solutions, Inc.(b)(c)	62,817	1,922,828
Sensient Technologies Corp.	13,594	1,681,170
Solstice Advanced Materials, Inc.	26,861	1,616,226
		16,750,079
Steel-15.35%
Cleveland-Cliffs, Inc.(b)(c)	113,535	1,307,923
Commercial Metals Co.	18,962	1,303,069
Nucor Corp.	10,480	2,696,399
Reliance, Inc.	5,351	2,173,041
Steel Dynamics, Inc.	10,796	2,712,603
SunCoke Energy, Inc.(c)	103,733	879,656
		11,072,691
Total Common Stocks & Other Equity Interests (Cost $58,038,986)		72,094,010
Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $202,643)	202,643	202,643
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $58,241,629)		72,296,653
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.88%
Invesco Private Government Fund, 3.69%(d)(e)(f)	2,583,676	2,583,676
Invesco Private Prime Fund, 3.82%(d)(e)(f)	6,711,593	6,712,264
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,295,900)		9,295,940
TOTAL INVESTMENTS IN SECURITIES-113.10% (Cost $67,537,529)		81,592,593
OTHER ASSETS LESS LIABILITIES-(13.10)%		(9,452,970)
NET ASSETS-100.00%		$72,139,623

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)—(continued)
July 31, 2026
(Unaudited)

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$240,911	$408,098	$(446,366)	$-	$-	$202,643	$1,994
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,478,846	9,184,021	(8,079,191)	-	-	2,583,676	17,410 *
Invesco Private Prime Fund	3,833,525	23,382,062	(20,503,435)	224	(112)	6,712,264	47,657 *
Total	$5,553,282	$32,974,181	$(29,028,992)	$224	$(112)	$9,498,583	$67,061

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Advertising-2.95%
Entravision Communications Corp., Class A(b)	58,996	$661,935
Apparel Retail-11.86%
Abercrombie & Fitch Co., Class A(b)(c)	5,417	539,208
Ross Stores, Inc.	3,440	863,681
Victoria’s Secret & Co.(b)(c)	14,213	1,260,409
		2,663,298
Automobile Manufacturers-3.64%
Ford Motor Co.	55,773	818,748
Automotive Parts & Equipment-8.15%
BorgWarner, Inc.	11,340	722,812
Garrett Motion, Inc. (Switzerland)	23,378	728,225
Phinia, Inc.	5,153	379,209
		1,830,246
Broadline Retail-9.72%
Amazon.com, Inc.(c)	4,517	1,226,727
eBay, Inc.	8,384	955,860
		2,182,587
Casinos & Gaming-3.58%
Rush Street Interactive, Inc.(b)(c)	29,921	805,174
Consumer Staples Merchandise Retail-3.03%
PriceSmart, Inc.(b)	3,511	680,818
Diversified Support Services-2.02%
OPENLANE, Inc.(c)	11,404	453,423
Education Services-1.82%
Graham Holdings Co., Class B	339	408,000
Health Care Services-3.82%
CVS Health Corp.	8,210	857,370
Hotels, Resorts & Cruise Lines-9.82%
Hilton Worldwide Holdings, Inc.	2,546	815,967
Lindblad Expeditions Holdings, Inc.(b)(c)	18,620	550,780
Marriott International, Inc., Class A	2,248	838,122
		2,204,869
Housewares & Specialties-1.99%
Newell Brands, Inc.(b)	79,849	447,154
Leisure Facilities-3.50%
Life Time Group Holdings, Inc.(c)	17,441	786,589
Leisure Products-5.49%
Callaway Golf Co.(b)(c)	39,048	720,826
YETI Holdings, Inc.(c)	10,488	513,283
		1,234,109
Movies & Entertainment-8.12%
Madison Square Garden Entertainment Corp.(b)(c)	5,913	456,838
	Shares	Value
Movies & Entertainment-(continued)
Madison Square Garden Sports Corp., Class A(c)	1,520	$598,394
Sphere Entertainment Co.(b)(c)	5,363	768,250
		1,823,482
Other Specialized REITs-2.90%
Lamar Advertising Co., Class A	4,076	651,997
Passenger Airlines-8.35%
Allegiant Travel Co.(b)(c)	5,909	579,555
Delta Air Lines, Inc.	9,942	869,328
Frontier Group Holdings, Inc., Class H(b)(c)	63,353	427,633
		1,876,516
Publishing-1.90%
Scholastic Corp.(b)	10,488	426,337
Restaurants-5.28%
Bloomin’ Brands, Inc.(b)	48,591	420,798
Cheesecake Factory, Inc. (The)	7,557	766,431
		1,187,229
Specialized Consumer Services-2.00%
OneSpaWorld Holdings Ltd. (Bahamas)(b)	17,473	450,104
Total Common Stocks & Other Equity Interests (Cost $20,591,987)		22,449,985
Money Market Funds-0.63%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $140,884)	140,884	140,884
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.57% (Cost $20,732,871)		22,590,869
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.40%
Invesco Private Government Fund, 3.69%(d)(e)(f)	1,772,494	1,772,494
Invesco Private Prime Fund, 3.82%(d)(e)(f)	4,607,103	4,607,564
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,379,896)		6,380,058
TOTAL INVESTMENTS IN SECURITIES-128.97% (Cost $27,112,767)		28,970,927
OTHER ASSETS LESS LIABILITIES-(28.97)%		(6,508,225)
NET ASSETS-100.00%		$22,462,702

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)—(continued)
July 31, 2026
(Unaudited)

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$124,334	$202,273	$(185,723)	$-	$-	$140,884	$1,231
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,197,366	5,129,031	(4,553,903)	-	-	1,772,494	9,676 *
Invesco Private Prime Fund	3,104,350	11,336,758	(9,833,642)	224	(126)	4,607,564	26,642 *
Total	$4,426,050	$16,668,062	$(14,573,268)	$224	$(126)	$6,520,942	$37,549

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Agricultural Products & Services-7.56%
Archer-Daniels-Midland Co.	30,615	$2,426,851
Bunge Global S.A.	12,096	1,284,958
Darling Ingredients, Inc.(b)	44,410	2,693,023
		6,404,832
Consumer Finance-1.28%
EZCORP, Inc., Class A(b)(c)	36,438	1,084,759
Consumer Staples Merchandise Retail-7.73%
BJ’s Wholesale Club Holdings, Inc., Class C(b)(c)	24,473	2,392,970
Costco Wholesale Corp.	4,365	4,155,000
		6,547,970
Education Services-11.33%
American Public Education, Inc.(b)(c)	23,114	1,121,260
Covista, Inc.(b)(c)	10,724	1,338,892
Grand Canyon Education, Inc.(b)	6,573	955,320
Laureate Education, Inc., Class A(b)	55,987	2,144,862
Lincoln Educational Services Corp.(b)(c)	26,788	1,120,274
Perdoceo Education Corp.	35,905	1,142,138
Stride, Inc.(b)(c)	10,153	815,184
Universal Technical Institute, Inc.(b)(c)	24,396	959,007
		9,596,937
Food Distributors-15.12%
Andersons, Inc. (The)	15,278	1,081,377
Chefs’ Warehouse, Inc. (The)(b)(c)	21,037	2,426,618
Performance Food Group Co.(b)	33,849	3,871,987
United Natural Foods, Inc.(b)(c)	21,736	1,104,841
US Foods Holding Corp.(b)	42,961	4,321,447
		12,806,270
Food Retail-10.83%
Casey’s General Stores, Inc.	5,185	4,516,135
Grocery Outlet Holding Corp.(b)(c)	77,700	714,063
Kroger Co. (The)	45,466	2,625,207
Sprouts Farmers Market, Inc.(b)(c)	15,140	1,319,602
		9,175,007
Household Appliances-1.26%
Helen of Troy Ltd.(b)	38,673	1,068,535
Household Products-8.13%
Church & Dwight Co., Inc.	39,525	3,905,465
Energizer Holdings, Inc.(c)	34,263	718,495
Procter & Gamble Co. (The)	10,175	1,470,186
Spectrum Brands Holdings, Inc.(c)	8,969	796,178
		6,890,324
Packaged Foods & Meats-7.10%
Freshpet, Inc.(b)(c)	15,147	901,852
Hormel Foods Corp.	34,532	863,645
J.M. Smucker Co. (The)	10,496	1,251,753
Seaboard Corp.(c)	211	931,198
Seneca Foods Corp., Class A(b)(c)	7,524	1,245,147
Vital Farms, Inc.(b)(c)	64,448	820,423
		6,014,018
	Shares	Value
Personal Care Products-5.48%
e.l.f. Beauty, Inc.(b)(c)	19,430	$1,610,553
Edgewell Personal Care Co.(c)	31,332	851,917
Estee Lauder Cos., Inc. (The), Class A	25,999	2,181,316
		4,643,786
Soft Drinks & Non-alcoholic Beverages-11.58%
Coca-Cola Co. (The)	24,996	2,189,400
Coca-Cola Consolidated, Inc.	9,816	1,844,426
Keurig Dr Pepper, Inc.	37,612	1,170,486
Monster Beverage Corp.(b)	31,061	2,993,659
Primo Brands Corp.	70,773	1,606,547
		9,804,518
Specialized Consumer Services-3.74%
H&R Block, Inc.(c)	24,988	1,100,222
Service Corp. International(c)	23,960	2,065,112
		3,165,334
Tobacco-8.85%
Altria Group, Inc.	38,206	2,610,616
Philip Morris International, Inc. (Switzerland)	16,425	3,134,218
Turning Point Brands, Inc.	23,513	1,754,305
		7,499,139
Total Common Stocks & Other Equity Interests (Cost $65,985,238)		84,701,429
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $168,926)	168,926	168,926
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $66,154,164)		84,870,355
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.04%
Invesco Private Government Fund, 3.69%(d)(e)(f)	5,189,673	5,189,673
Invesco Private Prime Fund, 3.82%(d)(e)(f)	13,477,377	13,478,725
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,668,212)		18,668,398
TOTAL INVESTMENTS IN SECURITIES-122.23% (Cost $84,822,376)		103,538,753
OTHER ASSETS LESS LIABILITIES-(22.23)%		(18,831,535)
NET ASSETS-100.00%		$84,707,218
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)—(continued)
July 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$195,999	$328,160	$(355,233)	$-	$-	$168,926	$1,595
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,572,693	11,131,589	(9,514,609)	-	-	5,189,673	34,377 *
Invesco Private Prime Fund	9,261,190	26,952,606	(22,735,376)	251	54	13,478,725	92,616 *
Total	$13,029,882	$38,412,355	$(32,605,218)	$251	$54	$18,837,324	$128,588

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Energy Momentum ETF (PXI)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Integrated Oil & Gas-4.72%
Chevron Corp.	5,412	$1,065,244
ExxonMobil Holdings Corp.	9,080	1,411,395
		2,476,639
Oil & Gas Drilling-6.26%
Helmerich & Payne, Inc.	16,866	583,058
Nabors Industries Ltd.(b)(c)	7,294	624,877
Patterson-UTI Energy, Inc.	55,577	582,447
Seadrill Ltd. (Norway)(b)	13,681	613,456
Transocean Ltd.(b)(c)	164,988	877,736
		3,281,574
Oil & Gas Equipment & Services-22.87%
Archrock, Inc.	35,724	1,277,490
Baker Hughes Co., Class A	26,528	1,604,679
Cactus, Inc., Class A	9,288	603,813
Expro Ltd.(b)(c)	28,993	462,438
Flowco Holdings, Inc.(c)	22,418	458,448
Kodiak Gas Services, Inc.	18,334	1,076,389
Liberty Energy, Inc., Class A(c)	37,147	695,020
Oceaneering International, Inc.(b)(c)	22,395	1,092,428
ProPetro Holding Corp.(b)(c)	75,706	840,337
Select Water Solutions, Inc., Class A	35,103	650,108
Solaris Energy Infrastructure, Inc., Class B(c)	17,564	902,965
TETRA Technologies, Inc.(b)	65,761	506,360
Tidewater, Inc.(b)(c)	7,969	598,153
Weatherford International PLC	14,005	1,229,499
		11,998,127
Oil & Gas Exploration & Production-15.53%
APA Corp.	25,660	957,631
ConocoPhillips	9,221	1,110,946
Devon Energy Corp.	21,873	987,129
Diamondback Energy, Inc.	6,372	1,293,197
Magnolia Oil & Gas Corp., Class A	22,799	586,162
Permian Resources Corp., Class A	96,925	2,065,472
Talos Energy, Inc.(b)	30,183	458,178
Viper Energy, Inc., Class A	15,373	685,790
		8,144,505
Oil & Gas Refining & Marketing-28.69%
Calumet, Inc.(b)(c)	32,870	1,452,525
Delek US Holdings, Inc.	27,335	1,855,226
Green Plains, Inc.(b)(c)	37,703	635,296
HF Sinclair Corp.	22,401	2,049,020
Marathon Petroleum Corp.	10,656	3,372,304
Par Pacific Holdings, Inc.(b)(c)	16,061	1,381,728
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
PBF Energy, Inc., Class A	16,410	$1,186,115
Phillips 66	4,887	1,034,480
Valero Energy Corp.	6,653	2,081,724
		15,048,418
Oil & Gas Storage & Transportation-20.56%
Antero Midstream Corp.	28,990	636,910
Cheniere Energy, Inc.	11,781	3,105,118
DT Midstream, Inc.	7,437	1,026,306
Kinder Morgan, Inc.	26,429	850,485
Kinetik Holdings, Inc., Class A(c)	16,762	847,654
NextDecade Corp.(b)(c)	54,836	368,498
Targa Resources Corp.	10,958	2,962,715
Williams Cos., Inc. (The)	13,751	983,747
		10,781,433
Steel-1.35%
Warrior Met Coal, Inc.	8,940	709,925
Total Common Stocks & Other Equity Interests (Cost $46,749,768)		52,440,621
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $166,226)	166,226	166,226
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.30% (Cost $46,915,994)		52,606,847
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.34%
Invesco Private Government Fund, 3.69%(d)(e)(f)	2,095,271	2,095,271
Invesco Private Prime Fund, 3.82%(d)(e)(f)	5,428,868	5,429,411
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,524,692)		7,524,682
TOTAL INVESTMENTS IN SECURITIES-114.64% (Cost $54,440,686)		60,131,529
OTHER ASSETS LESS LIABILITIES-(14.64)%		(7,678,653)
NET ASSETS-100.00%		$52,452,876

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Energy Momentum ETF (PXI)—(continued)
July 31, 2026
(Unaudited)

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$202,504	$670,041	$(706,319)	$-	$-	$166,226	$1,660
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,201,497	11,573,787	(13,680,013)	-	-	2,095,271	26,200 *
Invesco Private Prime Fund	10,890,504	22,817,892	(28,278,778)	199	(406)	5,429,411	72,242 *
Total	$15,294,505	$35,061,720	$(42,665,110)	$199	$(406)	$7,690,908	$100,102

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Financial Momentum ETF (PFI)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Asset Management & Custody Banks-20.65%
Acadian Asset Management, Inc.	14,525	$1,256,267
Affiliated Managers Group, Inc.	3,909	1,433,548
Bank of New York Mellon Corp. (The)	12,360	1,932,239
Federated Hermes, Inc., Class B	21,773	1,305,509
State Street Corp.	11,437	2,106,238
Victory Capital Holdings, Inc., Class A(b)	23,574	2,334,533
WisdomTree, Inc.	97,187	1,882,512
		12,250,846
Consumer Finance-11.28%
Bread Financial Holdings, Inc.	13,320	1,439,492
Enova International, Inc.(c)	10,748	2,731,497
FirstCash Holdings, Inc.	7,022	1,432,558
Happen, Inc.(c)	56,890	1,088,875
		6,692,422
Diversified Banks-10.36%
Citigroup, Inc.	12,945	1,714,565
JPMorgan Chase & Co.	7,283	2,562,086
KeyCorp	82,730	1,868,871
		6,145,522
Diversified REITs-1.49%
Global Net Lease, Inc.	101,530	885,342
Health Care REITs-2.36%
Omega Healthcare Investors, Inc.	27,683	1,401,590
Investment Banking & Brokerage-14.85%
BGC Group, Inc., Class A	92,819	1,069,275
Goldman Sachs Group, Inc. (The)	1,729	1,760,779
Interactive Brokers Group, Inc., Class A	24,552	2,160,331
Morgan Stanley	9,994	2,102,937
StoneX Group, Inc.(b)(c)	22,402	1,715,321
		8,808,643
Life & Health Insurance-5.13%
CNO Financial Group, Inc.	19,971	1,100,203
Principal Financial Group, Inc.	17,076	1,941,541
		3,041,744
Other Specialized REITs-2.78%
Outfront Media, Inc.	51,749	1,649,241
Property & Casualty Insurance-1.94%
Mercury General Corp.	10,732	1,149,612
Regional Banks-16.35%
Ameris Bancorp(b)	14,973	1,305,795
	Shares	Value
Regional Banks-(continued)
Eastern Bankshares, Inc.(b)	57,169	$1,312,600
First Bancorp	49,286	1,425,844
Northeast Bank	10,084	1,252,130
Popular, Inc.	10,093	1,768,395
Texas Capital Bancshares, Inc.	11,701	1,156,644
Zions Bancorporation N.A.	21,218	1,478,895
		9,700,303
Retail REITs-9.32%
Brixmor Property Group, Inc.	41,300	1,301,363
Curbline Properties Corp.(b)	30,821	944,355
Macerich Co. (The)(b)	51,558	1,332,259
Simon Property Group, Inc.	8,519	1,954,003
		5,531,980
Transaction & Payment Processing Services-3.41%
Sezzle, Inc.(b)(c)	13,067	2,022,118
Total Common Stocks & Other Equity Interests (Cost $54,984,012)		59,279,363
Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $173,288)	173,288	173,288
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $55,157,300)		59,452,651
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.93%
Invesco Private Government Fund, 3.69%(d)(e)(f)	1,801,325	1,801,325
Invesco Private Prime Fund, 3.82%(d)(e)(f)	4,684,685	4,685,153
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,486,321)		6,486,478
TOTAL INVESTMENTS IN SECURITIES-111.14% (Cost $61,643,621)		65,939,129
OTHER ASSETS LESS LIABILITIES-(11.14)%		(6,610,208)
NET ASSETS-100.00%		$59,328,921

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Ltd.	$881,966	$1,564	$(891,835)	$3,307	$4,998	$-	$7,235
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Financial Momentum ETF (PFI)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$139,186	$328,369	$(294,267)	$-	$-	$173,288	$1,349
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,689,810	9,428,012	(9,316,497)	-	-	1,801,325	12,743 *
Invesco Private Prime Fund	4,388,679	21,305,858	(21,009,361)	184	(207)	4,685,153	35,524 *
Total	$7,099,641	$31,063,803	$(31,511,960)	$3,491	$4,791	$6,659,766	$56,851

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-45.06%
Absci Corp.(b)(c)	300,499	$2,337,882
Alkermes PLC(b)(c)	52,682	2,580,891
Arcutis Biotherapeutics, Inc.(b)(c)	133,630	3,589,302
Arrowhead Pharmaceuticals, Inc.(b)	55,978	4,738,538
Cytokinetics, Inc.(b)(c)	57,568	4,440,220
Denali Therapeutics, Inc.(b)(c)	99,311	2,286,139
Disc Medicine, Inc.(b)(c)	27,202	2,094,554
Erasca, Inc.(b)(c)	381,019	6,915,495
Exelixis, Inc.(b)	58,311	3,092,232
Krystal Biotech, Inc.(b)(c)	8,055	2,747,722
Moderna, Inc.(b)(c)	81,355	4,459,881
Oruka Therapeutics, Inc.(b)(c)	66,716	6,438,761
Relay Therapeutics, Inc.(b)(c)	280,758	5,286,673
Replimune Group, Inc.(b)(c)	405,048	4,536,538
Revolution Medicines, Inc.(b)	61,927	11,613,170
Roivant Sciences Ltd.(b)(c)	343,019	11,631,774
Spyre Therapeutics, Inc.(b)(c)	48,127	4,732,328
Tango Therapeutics, Inc.(b)	186,706	5,074,669
TG Therapeutics, Inc.(b)(c)	47,707	2,482,195
Travere Therapeutics, Inc.(b)	90,742	5,071,571
Twist Bioscience Corp.(b)	40,860	3,740,733
uniQure N.V. (Netherlands)(b)	81,027	3,535,208
Veracyte, Inc.(b)	55,185	2,556,169
		105,982,645
Health Care Equipment-2.67%
Axogen, Inc.(b)(c)	114,692	4,841,149
Novocure Ltd.(b)	97,583	1,448,132
		6,289,281
Health Care Facilities-2.45%
National HealthCare Corp.	11,635	2,629,859
PACS Group, Inc.(b)(c)	68,052	3,131,072
		5,760,931
Health Care Services-16.06%
agilon health, Inc.(b)(c)	53,027	4,857,804
AMN Healthcare Services, Inc.(b)	57,119	1,920,912
Astrana Health, Inc.(b)(c)	48,082	1,709,796
BrightSpring Health Services, Inc.(b)	158,696	9,475,738
Guardant Health, Inc.(b)	72,199	11,695,516
Guardian Pharmacy Services, Inc., Class A(b)(c)	47,357	1,872,022
Hims & Hers Health, Inc.(b)(c)	133,217	3,699,436
NeoGenomics, Inc.(b)(c)	165,576	2,531,657
		37,762,881
Health Care Supplies-1.51%
Establishment Labs Holdings, Inc. (Costa Rica)(b)	38,410	3,554,461
Life & Health Insurance-2.10%
Oscar Health, Inc., Class A(b)	158,058	4,934,571
	Shares	Value
Life Sciences Tools & Services-4.35%
10X Genomics, Inc., Class A(b)(c)	112,984	$5,340,754
Illumina, Inc.(b)	23,863	4,894,301
		10,235,055
Managed Health Care-4.28%
Centene Corp.(b)	67,565	4,203,895
Clover Health Investments Corp.(b)(c)	408,619	1,703,941
Humana, Inc.	11,434	4,160,375
		10,068,211
Pharmaceuticals-21.56%
Amneal Pharmaceuticals, Inc.(b)	143,351	2,626,190
Axsome Therapeutics, Inc.(b)	44,490	9,698,375
Corcept Therapeutics, Inc.(b)	35,225	4,032,910
Enliven Therapeutics, Inc.(b)(c)	72,884	3,994,772
Jazz Pharmaceuticals PLC(b)	17,925	4,532,516
Ligand Pharmaceuticals, Inc.(b)(c)	14,247	4,096,582
Liquidia Corp.(b)(c)	84,234	7,084,922
MBX Biosciences, Inc.(b)(c)	54,646	3,602,811
Nuvation Bio, Inc.(b)(c)	394,869	2,499,521
Trevi Therapeutics, Inc.(b)(c)	150,679	2,749,892
Viatris, Inc.	243,859	4,282,164
Zevra Therapeutics, Inc.(b)(c)	159,145	1,513,469
		50,714,124
Total Common Stocks & Other Equity Interests (Cost $220,920,442)		235,302,160
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $174,239)	174,239	174,239
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $221,094,681)		235,476,399
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.63%
Invesco Private Government Fund, 3.69%(d)(e)(f)	16,076,714	16,076,714
Invesco Private Prime Fund, 3.82%(d)(e)(f)	48,906,882	48,911,773
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,988,216)		64,988,487
TOTAL INVESTMENTS IN SECURITIES-127.74% (Cost $286,082,897)		300,464,886
OTHER ASSETS LESS LIABILITIES-(27.74)%		(65,253,116)
NET ASSETS-100.00%		$235,211,770

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)—(continued)
July 31, 2026
(Unaudited)

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$322,236	$257,027	$(405,024)	$-	$-	$174,239	$2,340
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,675,160	26,521,507	(21,119,953)	-	-	16,076,714	110,059 *
Invesco Private Prime Fund	27,709,109	62,985,458	(41,782,908)	402	(288)	48,911,773	298,025 *
Total	$38,706,505	$89,763,992	$(63,307,885)	$402	$(288)	$65,162,726	$410,424

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Industrials Momentum ETF (PRN)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Aerospace & Defense-15.00%
Astronics Corp.(b)	126,659	$8,801,534
Curtiss-Wright Corp.	16,356	11,841,744
Howmet Aerospace, Inc.	69,462	19,606,344
Mercury Systems, Inc.(b)(c)	66,912	6,497,155
Moog, Inc., Class A(c)	20,444	7,970,094
Woodward, Inc.	24,903	8,983,757
		63,700,628
Building Products-1.33%
AZZ, Inc.	39,152	5,666,077
Cargo Ground Transportation-2.03%
Ryder System, Inc.(c)	33,579	8,610,327
Construction & Engineering-28.39%
Comfort Systems USA, Inc.	11,983	20,726,875
Dycom Industries, Inc.(b)	25,217	10,113,782
EMCOR Group, Inc.	19,839	15,820,214
Everus Construction Group, Inc.(b)	52,211	6,548,826
Granite Construction, Inc.(c)	66,742	8,073,780
IES Holdings, Inc.(b)(c)	16,527	12,305,013
MYR Group, Inc.(b)	19,047	6,346,841
NWPX Infrastructure, Inc.(b)(c)	45,976	5,658,726
Quanta Services, Inc.	28,690	19,146,558
Sterling Infrastructure, Inc.(b)	26,462	15,791,728
		120,532,343
Construction Machinery & Heavy Transportation Equipment-6.94%
Blue Bird Corp.(b)(c)	97,656	7,264,630
Caterpillar, Inc.	15,916	12,968,516
Cummins, Inc.	14,544	9,223,805
		29,456,951
Electrical Components & Equipment-6.50%
Allient, Inc.(c)	73,105	6,393,763
FuelCell Energy, Inc.(b)(c)	387,450	8,372,795
Hyliion Holdings Corp.(b)(c)	898,509	3,198,692
Powell Industries, Inc.(c)	46,080	9,615,974
		27,581,224
Electronic Components-4.79%
Bel Fuse, Inc., Class B	45,484	12,370,284
Vishay Intertechnology, Inc.(c)	232,687	7,962,549
		20,332,833
Electronic Equipment & Instruments-1.60%
Vishay Precision Group, Inc.(b)(c)	73,748	6,788,503
Electronic Manufacturing Services-10.17%
Benchmark Electronics, Inc.	79,443	6,337,168
Jabil, Inc.	48,969	15,427,683
Sanmina Corp.(b)	55,714	10,338,290
TTM Technologies, Inc.(b)	96,104	11,094,246
		43,197,387
	Shares	Value
Environmental & Facilities Services-4.03%
CECO Environmental Corp.(b)	90,650	$5,972,929
Clean Harbors, Inc.(b)	35,658	11,156,675
		17,129,604
Industrial Machinery & Supplies & Components-8.00%
Enpro, Inc.	22,517	7,068,537
ESCO Technologies, Inc.	23,069	7,273,425
Graham Corp.(b)(c)	72,530	6,955,627
Helios Technologies, Inc.	70,054	5,457,907
Standex International Corp.	24,294	7,203,171
		33,958,667
Office Services & Supplies-2.04%
Pitney Bowes, Inc.	494,384	8,666,551
Other Specialized REITs-2.42%
Iron Mountain, Inc.	84,093	10,286,256
Passenger Ground Transportation-1.70%
Avis Budget Group, Inc.(b)(c)	52,383	7,199,520
Semiconductor Materials & Equipment-2.63%
MKS, Inc.	37,582	11,178,766
Trading Companies & Distributors-2.36%
Xometry, Inc., Class A(b)(c)	116,728	10,005,924
Total Common Stocks & Other Equity Interests (Cost $420,066,814)		424,291,561
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $767,799)	767,799	767,799
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $420,834,613)		425,059,360
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.18%
Invesco Private Government Fund, 3.69%(d)(e)(f)	14,387,751	14,387,751
Invesco Private Prime Fund, 3.82%(d)(e)(f)	37,315,124	37,318,856
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,706,345)		51,706,607
TOTAL INVESTMENTS IN SECURITIES-112.29% (Cost $472,540,958)		476,765,967
OTHER ASSETS LESS LIABILITIES-(12.29)%		(52,197,579)
NET ASSETS-100.00%		$424,568,388
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Industrials Momentum ETF (PRN)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$313,493	$1,777,403	$(1,323,097)	$-	$-	$767,799	$4,809
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,416,479	43,598,981	(41,627,709)	-	-	14,387,751	113,777 *
Invesco Private Prime Fund	32,280,386	110,965,256	(105,927,051)	774	(509)	37,318,856	307,180 *
Total	$45,010,358	$156,341,640	$(148,877,857)	$774	$(509)	$52,474,406	$425,766

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Technology Momentum ETF (PTF)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Alternative Carriers-2.51%
Anterix, Inc.(b)(c)	157,121	$14,615,395
Application Software-7.61%
Digital Turbine, Inc.(b)(c)	1,560,656	12,578,887
Riot Platforms, Inc.(b)(c)	621,287	12,531,359
Terawulf, Inc.(b)(c)	1,089,839	19,246,557
		44,356,803
Communications Equipment-4.83%
Applied Optoelectronics, Inc.(b)	177,339	16,726,614
Digi International, Inc.(b)(c)	163,904	11,427,387
		28,154,001
Internet Services & Infrastructure-2.86%
DigitalOcean Holdings, Inc.(b)	141,541	16,631,068
Semiconductor Materials & Equipment-34.99%
ACM Research, Inc., A Shares (China)(b)(c)	172,027	13,498,959
Aehr Test Systems(b)(c)	212,947	17,031,501
Amkor Technology, Inc.	223,558	11,148,838
Applied Materials, Inc.	31,183	15,830,674
Axcelis Technologies, Inc.(b)	73,887	9,633,387
AXT, Inc.(b)(c)	443,151	26,779,615
FormFactor, Inc.(b)	150,715	16,005,933
Ichor Holdings Ltd.(b)	194,619	14,648,972
KLA Corp.	121,128	22,144,621
Lam Research Corp.	59,695	17,491,829
PDF Solutions, Inc.(b)(c)	216,735	9,989,316
Teradyne, Inc.	48,328	17,769,722
Ultra Clean Holdings, Inc.(b)	142,153	11,842,766
		203,816,133
Semiconductors-27.35%
Advanced Micro Devices, Inc.(b)	38,021	18,103,699
CEVA, Inc.(b)(c)	245,023	8,000,001
Credo Technology Group Holding Ltd.(b)	63,259	13,093,980
Lattice Semiconductor Corp.(b)	115,125	14,306,584
MACOM Technology Solutions Holdings, Inc.(b)	50,945	12,809,611
Marvell Technology, Inc.	69,356	13,008,411
Micron Technology, Inc.	34,085	28,052,978
ON Semiconductor Corp.(b)(c)	137,717	11,239,084
Penguin Solutions, Inc.(b)	296,638	15,612,058
Power Integrations, Inc.(c)	157,149	9,540,516
Semtech Corp.(b)	131,884	15,538,573
		159,305,495
	Shares	Value
Systems Software-3.39%
Adeia, Inc.(c)	404,296	$10,774,488
Arteris, Inc.(b)	299,593	8,951,839
		19,726,327
Technology Hardware, Storage & Peripherals-16.48%
Dell Technologies, Inc., Class C	44,782	18,153,279
Sandisk Corp.(b)	19,998	24,294,171
Seagate Technology Holdings PLC	29,402	25,171,934
Western Digital Corp.	52,121	28,397,606
		96,016,990
Total Common Stocks & Other Equity Interests (Cost $649,579,104)		582,622,212
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $609,579)	609,579	609,579
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $650,188,683)		583,231,791
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.84%
Invesco Private Government Fund, 3.69%(d)(e)(f)	19,222,008	19,222,008
Invesco Private Prime Fund, 3.82%(d)(e)(f)	49,747,774	49,752,749
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,974,535)		68,974,757
TOTAL INVESTMENTS IN SECURITIES-111.97% (Cost $719,163,218)		652,206,548
OTHER ASSETS LESS LIABILITIES-(11.97)%		(69,709,123)
NET ASSETS-100.00%		$582,497,425

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$758,260	$31,245,496	$(31,394,177)	$-	$-	$609,579	$11,878
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Technology Momentum ETF (PTF)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$21,971,272	$119,132,797	$(121,882,061)	$-	$-	$19,222,008	$253,210 *
Invesco Private Prime Fund	57,023,258	238,220,628	(245,489,646)	2,354	(3,845)	49,752,749	679,506 *
Total	$79,752,790	$388,598,921	$(398,765,884)	$2,354	$(3,845)	$69,584,336	$944,594

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Utilities Momentum ETF (PUI)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Electric Utilities-45.35%
Alliant Energy Corp.	21,223	$1,502,164
American Electric Power Co., Inc.	14,079	1,800,000
Constellation Energy Corp.	7,692	2,021,073
Duke Energy Corp.	14,911	1,870,287
Edison International	19,056	1,398,139
Entergy Corp.	16,583	1,784,662
Evergy, Inc.	25,113	2,084,630
Eversource Energy	19,713	1,411,254
Exelon Corp.	34,970	1,602,325
FirstEnergy Corp.	29,347	1,417,754
NRG Energy, Inc.	13,157	1,766,853
PG&E Corp.	81,978	1,424,778
Pinnacle West Capital Corp.	12,212	1,233,290
Southern Co. (The)	18,080	1,709,283
Xcel Energy, Inc.	22,189	1,735,180
		24,761,672
Electrical Components & Equipment-2.74%
Preformed Line Products Co.(b)	4,186	1,494,318
Gas Utilities-8.20%
Atmos Energy Corp.	11,336	1,958,634
MDU Resources Group, Inc.(b)	59,196	1,180,960
National Fuel Gas Co.(b)	16,219	1,334,986
		4,474,580
Heavy Electrical Equipment-3.22%
GE Vernova, Inc.	1,776	1,758,755
Independent Power Producers & Energy Traders-5.43%
Talen Energy Corp.(c)	5,106	1,705,915
Vistra Corp.	8,486	1,257,540
		2,963,455
Multi-Utilities-24.59%
Ameren Corp.	12,716	1,393,801
CenterPoint Energy, Inc.	35,248	1,481,826
CMS Energy Corp.	21,541	1,550,736
DTE Energy Co.	13,769	1,953,408
NiSource, Inc.	42,242	1,876,812
Public Service Enterprise Group, Inc.	16,976	1,301,720
Sempra	23,751	2,103,151
WEC Energy Group, Inc.	16,128	1,764,726
		13,426,180
	Shares	Value
Oil & Gas Exploration & Production-2.57%
EQT Corp.	26,367	$1,405,098
Oil & Gas Storage & Transportation-3.95%
ONEOK, Inc.	23,746	2,156,374
Renewable Electricity-3.94%
Clearway Energy, Inc., Class C(b)	32,874	1,043,092
Ormat Technologies, Inc.(b)	11,369	1,109,387
		2,152,479
Total Common Stocks & Other Equity Interests (Cost $53,012,858)		54,592,911
Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $158,233)	158,233	158,233
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $53,171,091)		54,751,144
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.21%
Invesco Private Government Fund, 3.69%(d)(e)(f)	792,879	792,879
Invesco Private Prime Fund, 3.82%(d)(e)(f)	2,052,997	2,053,202
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,845,997)		2,846,081
TOTAL INVESTMENTS IN SECURITIES-105.49% (Cost $56,017,088)		57,597,225
OTHER ASSETS LESS LIABILITIES-(5.49)%		(2,997,895)
NET ASSETS-100.00%		$54,599,330

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$129,124	$853,362	$(824,253)	$-	$-	$158,233	$1,085
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Utilities Momentum ETF (PUI)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,803,740	$7,326,787	$(8,337,648)	$-	$-	$792,879	$13,449 *
Invesco Private Prime Fund	7,064,338	14,630,954	(19,641,758)	143	(475)	2,053,202	36,775 *
Total	$8,997,202	$22,811,103	$(28,803,659)	$143	$(475)	$3,004,314	$51,309

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Advertising-0.03%
Criteo S.A. (France)(b)	7,964	$173,775
Apparel Retail-0.03%
Lands’ End, Inc.(b)(c)	4,625	55,592
Stitch Fix, Inc., Class A(b)(c)	18,178	73,076
		128,668
Application Software-12.00%
Adobe, Inc.(b)	60,441	15,135,031
Alarm.com Holdings, Inc.(b)(c)	7,402	405,259
Box, Inc., Class A(b)(c)	20,707	653,306
Consensus Cloud Solutions, Inc.(b)(c)	2,727	99,263
DocuSign, Inc.(b)	29,045	1,592,537
Dropbox, Inc., Class A(b)(c)	23,610	768,742
eGain Corp.(b)(c)	4,100	27,962
Elastic N.V.(b)	15,467	1,017,574
HubSpot, Inc.(b)(c)	7,677	1,822,213
Intuit, Inc.	40,919	12,933,268
Open Text Corp. (Canada)	36,274	919,183
Salesforce, Inc.	107,728	19,824,106
SPS Commerce, Inc.(b)(c)	5,507	404,159
Unity Software, Inc.(b)(c)	65,314	2,071,107
Zoom Communications, Inc., Class A(b)	39,572	3,801,682
		61,475,392
Broadline Retail-17.38%
Alibaba Group Holding Ltd., ADR (China)(c)	77,115	9,427,309
Amazon.com, Inc.(b)	152,149	41,320,625
Coupang, Inc. (South Korea)(b)	244,889	4,003,935
eBay, Inc.	66,374	7,567,300
Etsy, Inc.(b)	14,164	1,156,916
Global-e Online Ltd. (Israel)(b)	25,123	987,585
JD.com, Inc., ADR (China)(c)	71,585	2,363,021
MercadoLibre, Inc. (Brazil)(b)	7,599	14,270,542
Sea Ltd., ADR (Singapore)(b)	65,537	6,995,419
Vipshop Holdings Ltd., ADR (China)	61,210	938,961
		89,031,613
Casinos & Gaming-0.34%
DraftKings, Inc., Class A(b)(c)	74,201	1,742,240
Financial Exchanges & Data-0.95%
Coinbase Global, Inc., Class A(b)	33,255	4,863,876
Health Care Technology-0.04%
Teladoc Health, Inc.(b)	26,986	181,076
Homefurnishing Retail-0.27%
Wayfair, Inc., Class A(b)	16,596	1,409,001
Hotels, Resorts & Cruise Lines-7.70%
Airbnb, Inc., Class A(b)	62,493	9,468,939
Booking Holdings, Inc.	115,883	22,353,831
Expedia Group, Inc.	17,149	5,054,496
MakeMyTrip Ltd. (India)(b)(c)	13,384	762,219
Trip.com Group Ltd., ADR (China)(b)(c)	38,909	1,829,112
		39,468,597
Human Resource & Employment Services-0.21%
Paylocity Holding Corp.(b)	7,985	1,101,092
Interactive Home Entertainment-1.01%
NetEase, Inc., ADR (China)(c)	12,017	1,601,505
Roblox Corp., Class A(b)	100,451	3,576,056
		5,177,561
	Shares	Value
Interactive Media & Services-16.36%
Alphabet, Inc., Class C	109,403	$39,018,580
Autohome, Inc., ADR (China)(c)	10,080	234,058
Baidu, Inc., ADR (China)(b)(c)	14,826	1,647,317
Bilibili, Inc., ADR (China)(b)(c)	17,595	336,064
Bumble, Inc., Class A(b)	19,485	55,532
Cars.com, Inc.(b)(c)	8,360	99,066
Meta Platforms, Inc., Class A	65,111	36,247,945
Pinterest, Inc., Class A(b)	72,046	1,729,824
Reddit, Inc., Class A(b)(c)	21,253	2,989,660
Snap, Inc., Class A(b)	209,819	984,051
TripAdvisor, Inc.(b)(c)	17,380	246,188
Yelp, Inc.(b)(c)	8,215	217,122
		83,805,407
Internet Services & Infrastructure-7.28%
Akamai Technologies, Inc.(b)(c)	21,731	2,502,977
Fastly, Inc., Class A(b)(c)	23,432	530,969
GoDaddy, Inc., Class A(b)	19,799	1,638,169
Okta, Inc.(b)	24,829	3,523,980
Shopify, Inc., Class A (Canada)(b)	173,409	20,314,864
Twilio, Inc., Class A(b)	22,680	4,475,898
VeriSign, Inc.	13,611	3,947,462
Wix.com Ltd. (Israel)(b)(c)	6,258	344,378
		37,278,697
Movies & Entertainment-10.71%
Netflix, Inc.(b)	239,315	17,161,278
Roku, Inc., Class A(b)	19,606	2,843,066
Spotify Technology S.A. (Sweden)(b)	30,822	15,409,151
Walt Disney Co. (The)	202,189	19,448,560
		54,862,055
Other Specialty Retail-0.15%
Chewy, Inc., Class A(b)	34,791	786,277
Passenger Ground Transportation-4.60%
Grab Holdings Ltd., Class A (Singapore)(b)(c)	592,874	2,075,059
Lyft, Inc., Class A(b)(c)	56,807	900,959
Uber Technologies, Inc.(b)	292,400	20,573,264
		23,549,282
Property & Casualty Insurance-0.11%
Lemonade, Inc.(b)(c)	11,488	554,985
Real Estate Services-0.52%
CoStar Group, Inc.(b)	61,102	1,757,294
Zillow Group, Inc., Class C(b)(c)	26,940	917,576
		2,674,870
Restaurants-2.36%
DoorDash, Inc., Class A(b)	61,510	12,065,802
Systems Software-8.45%
GitLab, Inc., Class A(b)(c)	22,792	786,552
Microsoft Corp.	91,439	42,493,532
		43,280,084
Technology Hardware, Storage & Peripherals-7.96%
Apple, Inc.	131,992	40,773,649
Transaction & Payment Processing Services-1.55%
Dlocal Ltd. (Uruguay)(c)	24,791	373,848
PayPal Holdings, Inc.	131,943	7,548,459
		7,922,307
Total Common Stocks & Other Equity Interests (Cost $468,493,230)		512,306,306
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $202,204)	202,204	$202,204
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $468,695,434)		512,508,510
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.24%
Invesco Private Government Fund, 3.69%(d)(e)(f)	7,466,706	7,466,706
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	19,390,098	$19,392,037
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,858,209)		26,858,743
TOTAL INVESTMENTS IN SECURITIES-105.29% (Cost $495,553,643)		539,367,253
OTHER ASSETS LESS LIABILITIES-(5.29)%		(27,119,168)
NET ASSETS-100.00%		$512,248,085

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$384,278	$629,508	$(811,582)	$-	$-	$202,204	$1,741
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,396,479	53,055,739	(51,985,512)	-	-	7,466,706	66,336 *
Invesco Private Prime Fund	16,637,340	81,406,838	(78,651,737)	1,613	(2,017)	19,392,037	174,259 *
Total	$23,418,097	$135,092,085	$(131,448,831)	$1,613	$(2,017)	$27,060,947	$242,336

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$72,094,010	$-	$-	$72,094,010
Money Market Funds	202,643	9,295,940	-	9,498,583
Total Investments	$72,296,653	$9,295,940	$-	$81,592,593
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,449,985	$-	$-	$22,449,985
Money Market Funds	140,884	6,380,058	-	6,520,942
Total Investments	$22,590,869	$6,380,058	$-	$28,970,927
Invesco Dorsey Wright Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$84,701,429	$-	$-	$84,701,429
Money Market Funds	168,926	18,668,398	-	18,837,324
Total Investments	$84,870,355	$18,668,398	$-	$103,538,753
Invesco Dorsey Wright Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,440,621	$-	$-	$52,440,621
Money Market Funds	166,226	7,524,682	-	7,690,908
Total Investments	$52,606,847	$7,524,682	$-	$60,131,529
Invesco Dorsey Wright Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$59,279,363	$-	$-	$59,279,363
Money Market Funds	173,288	6,486,478	-	6,659,766
Total Investments	$59,452,651	$6,486,478	$-	$65,939,129

	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$235,302,160	$-	$-	$235,302,160
Money Market Funds	174,239	64,988,487	-	65,162,726
Total Investments	$235,476,399	$64,988,487	$-	$300,464,886
Invesco Dorsey Wright Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$424,291,561	$-	$-	$424,291,561
Money Market Funds	767,799	51,706,607	-	52,474,406
Total Investments	$425,059,360	$51,706,607	$-	$476,765,967
Invesco Dorsey Wright Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$582,622,212	$-	$-	$582,622,212
Money Market Funds	609,579	68,974,757	-	69,584,336
Total Investments	$583,231,791	$68,974,757	$-	$652,206,548
Invesco Dorsey Wright Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,592,911	$-	$-	$54,592,911
Money Market Funds	158,233	2,846,081	-	3,004,314
Total Investments	$54,751,144	$2,846,081	$-	$57,597,225
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$512,306,306	$-	$-	$512,306,306
Money Market Funds	202,204	26,858,743	-	27,060,947
Total Investments	$512,508,510	$26,858,743	$-	$539,367,253